Significant Management Judgement In Applying Accounting Policies (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Provision for Taxes Other Than Income Tax [Member]
Significant Management Judgement In Applying Accounting Policies [Line Items]
Income tax payable	$ 123,184	$ 105,058